INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6. INVENTORIES

Inventories, net of reserves, consisted of the following at September 30, 2021 and December 31, 2020:

	As of September 30,	As of December 31,
	2021	2020
Raw materials	$614,656	$525,626
Work in process	992	—
Finished goods	26	8,805
Total	$615,674	$534,431

NOTE 7. INVENTORIES

Inventories consisted of the following at December 31, 2020 and December 31, 2019:

	As of December 31,
	2020	2019
Raw materials	$525,626	$503,832
Work in process	—	30,060
Finished goods	8,805	—
Total	$534,431	$533,892